Risk Management - Schedule of Risk Concentrations (Detail) - Asset classes and individual investment risks [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Debt securities and private placements rated as investment grade BBB or higher	97.00%	97.00%
Government debt securities as a per cent of total debt securities	36.00%	37.00%
Government private placements as a per cent of total private placements	11.00%	11.00%
Highest exposure to a single non-government debt security and private placement issuer	$ 1,167	$ 1,148
Largest single issuer as a per cent of the total equity portfolio	2.00%	2.00%
Income producing commercial office properties (2021 – 0% of real estate, 2020 – 53%)	$ 6,244	$ 6,745
Largest concentration of mortgages and real estate(2) – Ontario Canada (2021 – 0%, 2020 – 28%)	$ 18,253	$ 17,367